Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fixed maturity securities:
Bonds available for sale, allowance for credit losses	$ (148)	$ (78)
Bonds available for sale, amortized cost	181,274	182,593
Allowance for credit losses	(600)	(496)
Other investments	10,418	10,567
Short-term Investments	4,400	5,471
Premiums and other receivables, allowance for credit losses and disputes	(1)	(1)
Other assets	2,852	3,303
Liabilities:
Policyholder contract deposits	$ 158,966	$ 156,846
Corebridge Shareholders' equity:
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	2,500,000,000
Common stock, shares issued (in shares)	645,000,000
Common Stock Class A
Corebridge Shareholders' equity:
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized (in shares)		2,252,500,000
Common stock, shares issued (in shares)		581,145,000
Common Stock Class B
Corebridge Shareholders' equity:
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized (in shares)		247,500,000
Common stock, shares issued (in shares)		63,855,000
Fortitude RE
Fixed maturity securities:
Reinsurance asset, allowance for credit loss	$ 0	$ 0
Liabilities:
Fortitude Re funds withheld payable	26,551	35,144
Excluding Fortitude
Fixed maturity securities:
Reinsurance asset, allowance for credit loss	84	101
Short-term Investments
Fixed maturity securities:
Restricted cash	69	57
Other assets
Fixed maturity securities:
Restricted cash	12	7
Recurring Basis
Fixed maturity securities:
Other investments	7,879	7,104
Short-term Investments	1,357	1,455
Other assets	299	684
Liabilities:
Policyholder contract deposits	7,216	9,824
Fortitude Re funds withheld payable	1,262	7,974
Other liabilities, portion measured at fair value	97	191
Long-term debt, portion measured at fair value	$ 6	$ 5